CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2022
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	12/31/2022	12/31/2021
Investment activities

Net assets acquisition by business combination (Note 6)	152,070,313	—
Investment in-kind in other related parties (Note 16)	1,434,802	437,780
	153,505,115	437,780

	12/31/2022	12/31/2021
Financing activities
Capitalization of convertible notes (Note 7.12)	12,211,638	—
Purchase of own shares (Note 7.12)	(23,915,029)	—
Acquisition of non-controlling interest in subsidiaries	—	255,893
	(11,703,391)	255,893